STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of warrant liability			$ 1,741,000
Changes in assets and liabilities
Net cash used in operating activities			(13,022,000)	$ (26,446,000)
Cash flows from investing activities
Net cash used in investing activities			(5,645,000)	(3,429,000)
Cash flows from financing activities
Net cash provided by financing activities			16,298,000	35,577,000
Net change in cash and cash equivalents			(2,369,000)	5,702,000
Cash and cash equivalents at beginning of period			15,517,000	9,815,000
Cash and cash equivalents at end of period	$ 13,148,000	$ 15,517,000	13,148,000	15,517,000
JAWS Spitfire Acquisition Corporation
Cash flows from operating activities
Net income		(1,767,451)	13,423,592
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of warrant liability	(523,000)		(18,043,500)
Interest earned on marketable securities held in Trust Account	(5,210)		(9,910)
Payment of formation costs through issuance of Class B ordinary shares		5,000
Transaction costs allocated to warrant liabilities		1,583,878
Changes in assets and liabilities
Prepaid expenses		(700,417)	352,653
Accrued expenses		96,590	3,037,815
Accrued offering costs			(15,282)
Net cash used in operating activities		(782,400)	(1,254,632)
Cash flows from investing activities
Investment of cash in Trust Account		(345,000,000)
Net cash used in investing activities		(345,000,000)
Cash flows from financing activities
Proceeds from sale of Units, net of underwriting discounts paid		338,550,000
Repayment of promissory note - related party			(267,768)
Proceeds from sale of Private Placement Warrants		8,900,000
Net cash provided by financing activities		347,450,000	(267,768)
Net change in cash and cash equivalents		1,667,600	(1,522,400)
Cash and cash equivalents at beginning of period		0	1,667,600
Cash and cash equivalents at end of period	$ 145,200	1,667,600	145,200	$ 1,667,600
Non-Cash Investing and Financing Activities:
Initial classification of Class A ordinary shares subject to possible redemption		286,646,240
Change in value of Class A ordinary shares subject to possible redemption		(178,570)	$ 13,423,590
Deferred underwriting fee payable		12,075,000
Initial classification of warrant liabilities		43,147,500
Offering costs paid by Sponsor in exchange for the issuance of Class B ordinary shares		20,000
Payment of offering costs through promissory note - related party		240,968
Payment of prepaid expenses through promissory note - related party		26,800
Offering costs included in accrued offering costs		$ 340,282